Other income and expense (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Schedule of other operating income and expense

	31 December	31 December	31 December
	2023	2022	2021
Depositary reimbursement	108,861	104,532	139,732
Insurance compensation	273,843	-	-
Income from equipment donations	205,045	-	-
Rent income	26,507	38,740	37,350
Non-interest income from banks	891	17,194	28,062
Other	267,635	188,145	151,260
Other income	882,782	348,611	356,404

Revaluation tax expense	(1,500)	(415,341)	-
Donation expenses (*)	(3,919,568)	(267,861)	(278,463)
Litigation expenses	(738,268)	(156,018)	(1,124,058)
Loss on modification of lease contract	(146,563)	(172,408)	(147,959)
Loss on sale of fixed assets	(15,981)	(35,502)	98,440
Restructuring cost	(462,741)	(12,116)	-
Other	(363,713)	(347,730)	(558,084)
Other expense	(5,648,334)	(1,406,976)	(2,010,123)
(*)

The donation expenses mainly relate to the donation payment made on February 6, 2023, following the devastating Southeastern Turkiye Earthquakes. This donation payment was made in accordance with the opportunity granted by the Capital Markets Board’s decision dated February 9, 2023.